CORAL GOLD RESOURCES, LTD                                       CORPORATE OFFICE
                                                        400-455 Granville Street
                                                           Vancouver, BC V6C 1T1
                                                            Phone:  604-682-3701
                                                              Fax:  604-682-3600
--------------------------------------------------------------------------------
                                                          Web: www.coralgold.com
                                         Email: Investor-relations@coralgold.com
--------------------------------------------------------------------------------

                                                February 24, 2005
Via Edgar
---------
H. Roger Schwall
Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, NW
Washington, D.C.  20549-0405

    Re:   Coral Gold Corp.
          Form 20-F filed August 16, 2004
          File No. 0-15688
          -------------------------------

Dear Mr. Schwall:

     On behalf of Coral Gold Resources, Ltd. (formerly known as Coral Gold Corp.)(the "Company"), the Company is responding to the Staff's January 31, 2005 letter issued in connection with its Form 20-F for the fiscal year ended January 31, 2004 ("Form 20-F"). The Company has filed an amendment to the Form 20-F in response to the Staff's comment letter and to update additional information. Marked copies of the amended Form 20-F to mark changes made therein is being supplementally submitted to Sandy Eisen, Kimberly Calder and Roger Baerr of the Staff's for their convenience. Our responses in this letter will be provided in the order in which the Staff's January 31, 2005 comment letter. Capitalized letters used in this letter will have the same meaning ascribed to them in the Form 20-F.

Accounting Comments

Information on the Company
--------------------------

     Business Overview
     -----------------

1. In response to the Staff's comment, the Company revised its Form 20-F to omit representation that is business activities include the development of mineral properties. See pages 7 and 9.

2. In response to the Staff's comment, the Company revised its Form 20-F to disclose that option with Goldfranchise has been terminated. See pages 8 and 16.

Operating and Financial Review and Prospects
--------------------------------------------

     Disclosure for Venture Issuers Without Significant Revenue
     ----------------------------------------------------------

3. In response to the Staff's comments, the Company deleted the disclosures related to "Disclosure for Venture Issuers without Significant Revenue" and "Summary of Quarterly Results" since such disclosures were made to comply with the requirements under the British Columbia Securities Act and not under the Form 20-F. See page 19.

4. In response to the Staff's comments, the Company deleted the disclosures related to "Disclosure for Venture Issuers without Significant Revenue" and "Summary of Quarterly Results" since such disclosures were made to comply with the requirements under the British Columbia Securities Act and

February 24, 2005
Page 2

     not under the Form 20-F. See page 19. In addition the term "Material costs" is calculated under guidelines set forth in the British Columbia Securities Act.

Quantitative and Qualitative Disclosures About Market Risk
----------------------------------------------------------

5. The Company does not believe that Item 11 is applicable to the Company since the Company is deemed to be a "small business issuer" as defined in Rule 12b-2 of the Exchange Act. Instructions to Item 11(e) provides that small business issuers "need not provide the information required by this
     Item 11, whether or not they file on forms specially designated as small business issuer forms." However, in response the Staff's comments, the Company revised its Item 11 disclosure to include a discussion regarding foreign currency exchange rate risk. See pages 6, 40 and 41.

Financial Statements
--------------------

6. Ellis Foster is registered with the Public Accounting Oversight Board (PCAOB) under the name of Moore Stephens-Ellis Foster, the firm name within its international affiliation. As the Company's primary filing jurisdiction is Canada, the filing was done under the name Ellis Foster. In the future, the financial statements will be issued in the name of Moore Stephens-Ellis Foster. In addition, the Company will continually monitor if it still falls within the definition of a "foreign private issuer" as defined in Rule 3b-4 and whether it should be filing forms applicable to U.S. filers.

7. The Company has noted the Staff's comment and, in future filings, the Company will consider whether it will need to parenthetically disclose at the top of each of the Company's financial statements that it is an exploration stage company.

     Supplementally, when the Company ceased production in 1989 and the heap leach pad was put on care and maintenance, the Company planned to re-open the mine once the economic conditions improved. At that time the Company believed it was only a matter of time when the mine would become operational again.

     Attempts were made to improve the technical capabilities of the sight and all funding came from outside sources. At no time did the Company actively explore these properties subsequent to ceasing production. From 1990 to 1996, Amax funded the exploration and produced a bankable feasibility study. From 1998 to1999, Cortez Gold Mines funded further exploration. In 1999-2000, Levon Resources funded the exploration. In 1999, the Company entered into an option agreement to purchase a 25% interest in certain mining claims including the Bralorne-Pioneer Gold Mine located in Bralorne, British Columbia. The purpose of the venture was to refurbish the mill and re-open the mine. In 2002, the Company terminated the Bralorne-Pioneer Gold Mine option. In 2003, the Company funded its first exploration program since production ceased. It was not until mid 2004 that the Board of Directors considered the possibility of permanently closing the heap leach pad.

     The Company's movement to an exploration stage was a gradual, unforeseen, progression which was the basis for treating the Company as an operating company. In January 2003, the Company incurred exploration costs since ceasing production. The costs were approximately $133,000 and were on a drilling program in Nevada to confirm previous results supplied by third parties.

8. In conjunction with negotiations with the U.S. Department of the Interior, Bureau of Land Management, the Company has placed as security a bond in the amount of US$406,000 as coverage for surface reclamation of its property interests. See pages 7 and 11.

February 24, 2005
Page 3

     This amount has been segregated in the financial statements and reported on the balance sheet as reclamation deposits. It is believed that the security will be sufficient to cover estimated costs of reclamation at January 31, 2004.

     The parameters required to assess the asset retirement obligations are not available at this time as the Company is currently in the process of assessing the potential life remaining at the site. Additional attempts will be made to evaluate the property and to provide the necessary information to do so.

9. The Company has noted the Staff's comment. Supplementally, as indicated in the Company's response to number 7, the Company's movement to an exploration stage was a gradual, unforeseen, progression which was the basis for treating the Company as an operating company. In future filings, the Company will add a column for expenses incurred.

10. It appears that there were some late adjustments which have been overlooked at the time of calculating the EPS for the fiscal year 2004. EPS/Loss per share for fiscal year 2004 should be $(0.02). See pages 3 and 19.

Note 5 - Equipment
------------------

11. The Company purchased some computer hardware and sundry equipment late during the fiscal year. It was the Company belief that to claim a full year amortization would not be a reasonable option. The position was taken to reduce the claim to more accurately reflect that portion of the assets economic life which had been consumed. Management's policy is to charge to operations amounts sufficient to allocate costs over the estimated useful life of the asset involved.

Note 14 - Difference  Between  Canadian  and United  States  Generally  Accepted
--------------------------------------------------------------------------------
Accounting Principles
---------------------

12. Those amounts included acquisition costs associated with the Robertson Property, which was a producing property.

Other
-----

13. The Company has noted the Staff's comment and, in the future, the Company will promptly furnish materials on Form 6-K.

Engineering Comments

General
-------

14. The Company has noted the Staff's comment and the Company has inserted page numbers in the EDGAR prepared Form 20-F/A. In the future, the Company will review future filings to ensure page numbers are included throughout the document and manually insert missing numbers that are not converted in the EDGAR preparation of documents.

15 In response to the Staff's comment, the Company has revised Item 4 - Information on the Company to reduce and replace the amount of detailed technical and other information with summaries.

16. The Company has noted the Staff's comment and, in future filings, the Company will continually assess whether they are an exploration stage, development stage or production stage company, and will only use such words "development" and "production" when appropriate.

February 24, 2005
Page 4

17. The Company has noted the Staff's comments and, in future filings, the Company will include a small-scale maps showing the location and access to its properties. Supplementally, the Company will submit a copy of the small-scale maps showing the location and access to the Company's properties to the Staff for review.

18. In response to the Staff's comment, the Company has removed, to the extent possible, reference about mines, prospects or companies operating in or near the Company's properties. See pages 12 and 13.

Glossary, page 3
----------------

19. In response to the Staff's comment, the Company removed certain definition in the glossary and, to the extent possible, defined technical words through context and discussion. See page 1.

20. In response to the Staff's comment, the Company removed from its From 20-F the various category of mineral resources, mineral resources and proven and probable reserves. See page 1.

Risk Factors, page 9
--------------------

21. In response to the Staff's comments, the Company revised the risk factors as it related to an exploration stage company. See pages 5 and 6.

22. In response to the Staff's comments, the Company eliminated general discussions relating to mining operations and included one risk factor to briefly discuss risk related to the mining industry in general. See pages 5 and 6.

Business Overview, page 10
--------------------------

23. In response to the Staff's comment, the Company revised its disclosure to clearly state that it is presently an exploration stage company and has not yet determined whether its mineral properties contain ore reserves that are economically recoverable. See page 7.

24. In response to the Staff's comment, the Company revised its disclosure to discuss material information relating to the Company's business. See page 7.

History and Exploration, page 16
--------------------------------

25. In response to the Staff's comment, the Company revised its disclosure to focus more on the historic exploration activities on its own properties and to remove references to production outside of the Company's properties. See pages 12 and 13.

26. The Company has noted the Staff's comments and revised its disclosures accordingly. Specifically, the Company removed reference as to the unit of product and included the required cautionary note before its indicated resource table. The Company does not have an inferred resource table and did not provide the cautionary note for such table. See page 15.

27. In response to the Staff's comment, the Company has removed disclosures containing any mineral resource and reserve estimate that do not meet the requirements of N.I. 43-101. See pages 12-15.

February 23, 2005
Page 5

28. In response to the Staff's comment, the Company revised the disclosures to remove the descriptive materials and briefly summarized certain aspect of the characteristics of the Company's properties. See pages 10-14.

29. In response to the Staff's comments, the Company removed figures for "historical reserves" that do not meet current standards. See pages 12-15.

30. Supplementally, as indicated in the Company's response to number 7, when the Company ceased production in 1989 and the heap leach pad was put on care and maintenance, the Company planned to re-open the mine once the economic conditions improved. At that time the Company believed it was only a matter of time when the mine would become operational again. It was not until mid 2004 that the Board of Directors considered the possibility of permanently closing the heap leach pad. As such, the Company did not write down the mineral properties. The Company will evaluate its assets and determine whether it should be written down. In January 2003, the Company incurred exploration costs since ceasing production. The costs were approximately $133,000 and were on a drilling program in Nevada to confirm previous results supplied by third parties.

     During our review of the Form 20-F, the Company discovered that it inadvertently omitted pages F-5 and F-6, the Consolidated Statements of Mineral Properties, of its Audited Financial Statements which are part of the Form 20-F. In addition, the Company noticed that during the Edgar conversion of its Form 20-F, certain numbers were inadvertently omitted in Notes 5, 9(b), 12, and 14 to its Audited Financial Statements. The Company has corrected Notes 5, 9(b), 12, and 14, and included the Consolidated Statements of Mineral Properties to its Audited Financial Statements filed with the amended Form 20-F.

     In addition, the Company hereby acknowledges that:

     o The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

     o Staff comments or changes to disclosures in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     o The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     We believe the foregoing addresses the issues raised by the Staff in its January 31, 2005, letter. Should you need additional information, please do not hesitate to contact me.

                                          Very truly yours,

                                          /s/ Matt Wayrynen

                                          Matt Wayrynen,
                                          Chief Executive Officer